Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
Summary of Investments

	2021 £m	2020 £m
Investments in joint ventures	105	103
Venture capital investments	107	259
Total	212	362

Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures
An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2021 £m	2020 £m
At start of year	103	118
Share of results of joint ventures	29	15
Dividends received from joint ventures	(20)	(31)
Disposals	(4)	–
Exchange translation differences	(3)	1
At end of year	105	103

Summary of Group's Share of Joint Ventures
Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2021 £m	2020 £m
Revenue	78	60
Net profit for the year	29	15

Total assets	136	84
Total liabilities	(70)	(45)
Net assets	66	39
Goodwill	39	64
Total	105	103